LIQUIDITY AND MANAGEMENT'S PLAN (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2021	Mar. 31, 2020	Aug. 11, 2021	Mar. 31, 2021	Aug. 31, 2020	Jan. 15, 2015
Organization Consolidation And Presentation OF Financial Statements [Line Items]
Failure to maintain stockholders' equity after reporting losses from continuing operations and/or net losses						$ 6,000,000.0
Unused availability of facility		$ 2,357,000
Line of credit facility, capacity available for trade purchases				$ 1,500,000			$ 500,000
Spread on variable interest rate (as a percent)		2.00%
Trade accounts receivable net		$ 878,000
Prime Rate
Organization Consolidation And Presentation OF Financial Statements [Line Items]
Spread on variable interest rate (as a percent)		2.00%
Hong Kong Joint Venture
Organization Consolidation And Presentation OF Financial Statements [Line Items]
Unused availability of facility		$ 383,000			$ 1,795,000
Reduce trade accounts payable			$ 4,000,000
Trade accounts payable converted to an unsecured long-term note payable			1,081,440
Line of credit facility, capacity available for trade purchases			$ 4,000,000
Line of Credit Facility, Interest Rate at Period End			5.50%
Repayment term for each advance			120 days
Paycheck Protection Program loan
Organization Consolidation And Presentation OF Financial Statements [Line Items]
Proceeds from debt	$ 221,400